SUMMARY OF UNVESTED NONEMPLOYEE OPTIONS (Details) - Non-Employee [Member] - $ / shares	3 Months Ended	11 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Number of Options Unvested, Beginning balance	292,500
Weighted Average Grant Date Fair Value, Beginning balance	$ 1.80
Number of Options Unvested, Granted		515,000
Weighted Average Grant Date Fair Value, Granted		$ 1.70
Number of Options Unvested, Vested	(195,833)	(195,833)
Weighted Average Grant Date Fair Value, Vested		$ 1.70
Number of Options Unvested, Forfeited or expired		(26,667)
Weighted Average Grant Date Fair Value, Forfeited or expired		$ 1.80
Number of Options Unvested, Exercised
Weighted Average Grant Date Fair Value, Exercised
Number of Options Unvested, Ending balance	96,667	292,500
Weighted Average Grant Date Fair Value, Ending balance	$ 1.80	$ 1.80